Statements of Changes in Shareholders' Equity - 10 months ended Dec. 31, 2020 - USD ($)	Total	Additional Paid-in Capital	Retained Earnings	Common Class A [Member]	Common Class B [Member]
Beginning Balance (in Shares) at Feb. 18, 2020
Beginning Balance at Feb. 18, 2020
Issuance of Class B ordinary shares to Sponsor ,shares					13,800,000
Issuance of Class B ordinary shares to Sponsor	25,000	23,620			$ 1,380
Sale of 50,855,000 Units, net of underwriting discounts and offering costs ,shares				50,855,000
Sale of 50,855,000 Units, net of underwriting discounts and offering costs	479,908,716	479,903,630		$ 5,086
Sale of 8,114,000 Private Placement Warrants	12,171,000	12,171,000
Class A ordinary shares subject to possible redemption,shares				(48,705,098)
Class A ordinary shares subject to possible redemption	(487,050,980)	(487,046,109)		$ (4,871)
Forfeiture of Founder Shares,shares					(1,086,250)
Forfeiture of Founder Shares		109			$ (109)
Net loss	(53,732)		(53,732)
Ending Balance (in Shares) at Dec. 31, 2020				2,149,902	12,713,750
Ending Balance at Dec. 31, 2020	$ 5,000,004	$ 5,052,250	$ (53,732)	$ 215	$ 1,271